Leases - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases
Operating cash outflows from operating leases	¥ 707,721		¥ 544,896
Operating cash outflows from finance leases (interest payments)	4,199		5,729
Financing cash outflows from finance leases	32,873	$ 5,158	42,529	¥ 43,916
Right-of-use assets obtained in exchange for lease liabilities	¥ 2,133,428		¥ 279,274